Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total lease rental income	$ 810,014	$ 750,730	$ 600,873
Asia
Segment Reporting Information [Line Items]
Total lease rental income	395,093	373,614	302,709
Europe
Segment Reporting Information [Line Items]
Total lease rental income	379,790	343,351	266,431
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	34,343	32,296	29,391
All other international
Segment Reporting Information [Line Items]
Total lease rental income	788	1,469	2,342
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	6,461	7,689	9,678
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	2,812	3,360	5,271
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue		45	11
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	1,187	1,699	2,797
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	1,523	1,530	2,397
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	63	23	9
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 39	$ 63	$ 57